Equity Method Investments	12 Months Ended
Dec. 31, 2025
Equity Method Investments [Abstract]
Equity Method Investments	16 — Equity Method Investments
Investments in associates and jointly controlled entities are accounted for using the equity method of accounting.
The Group holds interests in 43 associates and 8 jointly controlled entities as of December 31, 2025 (49 and 8, respectively, as of December 31, 2024). None of the investments are considered to be material to the Group, based on the carrying value of the investment or the Group’s income from the investee.
Aggregated financial information on the Group’s share in associates and joint ventures that are individually immaterial

in € m.	Dec 31, 2025	Dec 31, 2024
Carrying amount of all associates that are individually immaterial to the Group	924	1,028
Aggregated amount of the Group's share of profit (loss) from continuing operations	35	(4)
Aggregated amount of the Group's share of post-tax profit (loss) from discontinued operations	—	—
Aggregated amount of the Group's share of other comprehensive income	17	(1)
Aggregated amount of the Group's share of total comprehensive income	52	(5)